Rule 497(e)
Registration Nos. 333-176976 and 811-22245

First Trust Exchange-Traded Fund III

(the “Trust”)

First Trust California Municipal High Income ETF

(the “Fund”)

Supplement To the Fund’s Prospectus, Summary Prospectus and Statement of
Additional Information

Dated June 6, 2022

Notwithstanding anything to the contrary in the Fund’s Prospectus, Summary Prospectus or Statement of Additional Information, effective June 30, 2022, Tom Futrell will retire from the Fund’s investment advisor and will no longer serve as a portfolio manager of the Fund.

Please Keep this Supplement with Your Fund Prospectus, Summary Prospectus and
Statement of Additional Information for Future Reference